Other Accrued Liabilities (Details) - Schedule of other accrued liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Accrued Liabilities Abstract
Professional consultants’ expenses	$ 285,398	$ 244,245
Vendor liabilities	13,000	16,954
Related party expenses	4,107	6,877
Accrued board fees	149,496	137,002
Accrued Bonus	510,678
Accrued commitment fee		200,000
Other accrued expenses	23,758	61,371
Total other accrued liabilities	$ 986,437	$ 666,449